Cash and cash equivalents concentrations (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 0	$ 20,881,000
Federal funds sold	$ 121,153,000	$ 131,119,000